Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 8,020,871	$ 7,402,890
Accounts receivable	36,679,605	25,125,851
Derivative assets	294,965	28,776
Prepayments and other current assets	23,085,599	19,317,189
Tax recoverable	258,872	252,209
Total current assets	68,339,912	52,126,915
Non-current assets
Property, plant and equipment, net	783,476	996,512
Right-of-use assets, net	168,421	338,481
Total non-current assets	951,897	1,334,993
Total assets	69,291,809	53,461,908
Current liabilities
Accounts payable	42,007,000	27,452,815
Accrued expenses and other current liabilities	2,963,079	343,813
Short-term lease liabilities	158,994	177,761
Bank borrowing	1,360,643
Total current liabilities	46,489,716	27,974,389
Long-term lease liabilities	35,360	194,373
Total liabilities	46,525,076	28,168,762
Commitment and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 per value, 500,000,000 shares authorized, 27,500,000 and 25,000,000 shares issued and outstanding as of December 31, 2024 and 2023 respectively	2,750	2,500
Additional paid-in capital	13,880,837	12,536,087
Retained earnings	9,025,081	12,761,088
Total stockholders’ equity	22,908,668	25,299,675
Noncontrolling interests in subsidiaries	(141,935)	(6,529)
Total liabilities and equity	$ 69,291,809	$ 53,461,908